Condensed Statements of Operations (USD $)	12 Months Ended		92 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0
Operating Expenses
General and Administrative	1,375,528	379,326	3,315,030
Public Relations	0	400,000	619,890
Amrotization of Debt Discount	0	0	120,000
Professional Fees	178,373	48,667	513,448
Officer's Salary	237,134	267,120	1,840,648
Contract Settlement	0	0	107,143
Research and Development	489,434	465,293	1,791,443
Total Operating Expenses	2,280,469	1,560,406	8,307,602
Loss from Operations	(2,280,469)	(1,560,406)	(8,307,602)
Other Income/(Expenses)
Gain on forgiveness of debt	6,775	0	6,775
Other income	0	3,000	7,881
Bad debt expense	(6,238)	0	(6,238)
Interest income	47	192	239
Loss on settlement of accrued payroll - related party	(5,187,800)	0	(5,187,800)
Change in fair value of embedded derivative liability	0	0	(2,790,185)
Change in fair value of embedded derivative liability- related party	0	0	119,485
Interest expense	0	(45,707)	(147,913)
Total Other Income/(Expenses)	(5,187,216)	(42,515)	(7,997,756)
Net (Loss) before Provision for Income Taxes	(7,467,685)	(1,602,921)	(16,305,358)
Provision for Income Taxes	0	0	0
Net (Loss)	$ (7,467,685)	$ (1,602,921)	$ (16,305,358)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.01)	$ 0.00
Weighted average number of shares outstanding during the period - Basic and Diluted	616,313,968	596,143,581